Schedule of Investments (unaudited) December 31, 2019	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 6.0%
HEICO Corp.	1,065,155	$121,587,443
Hexcel Corp.	592,319	43,422,906
Mercury Systems, Inc.(a)(b)	1,002,109	69,255,753
Teledyne Technologies, Inc.(a)	325,385	112,758,918

		347,025,020

Automobiles — 1.8%
Ferrari NV	618,921	102,456,182

Banks — 1.1%
First Republic Bank	257,376	30,228,811
SVB Financial Group(a)	140,647	35,308,023

		65,536,834

Capital Markets — 7.2%
Cboe Global Markets, Inc.	484,301	58,116,120
MarketAxess Holdings, Inc.	109,789	41,622,108
MSCI, Inc.	589,641	152,233,513
Northern Trust Corp.	493,070	52,383,757
Tradeweb Markets, Inc., Class A(h)	2,422,802	112,296,873

		416,652,371

Commercial Services & Supplies — 4.5%
Copart, Inc.(a)	1,730,305	157,353,937
Waste Connections, Inc.	1,137,864	103,306,673

		260,660,610

Communications Equipment — 1.9%
Motorola Solutions, Inc.	690,780	111,312,289

Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(a)(b)	809,203	121,615,119

Diversified Telecommunication Services — 1.2%
GCI Liberty, Inc., Class A(a)	997,129	70,646,590

Electronic Equipment, Instruments & Components — 2.1%
Keysight Technologies, Inc.(a)	1,166,242	119,691,416

Entertainment — 6.6%
Liberty Media Corp. — Liberty Formula One, Class C(a)(b)	2,699,448	124,080,127
Live Nation Entertainment, Inc.(a)	1,882,421	134,536,629
Madison Square Garden Co., Class A(a)(b)	314,363	92,482,451
Netflix, Inc.(a)(b)	92,743	30,008,853

		381,108,060

Equity Real Estate Investment Trusts (REITs) — 2.6%
CoreSite Realty Corp.	234,958	26,343,491
SBA Communications Corp.	519,289	125,143,456

		151,486,947

Health Care Equipment & Supplies — 13.1%
Cooper Cos., Inc.(b)	326,685	104,960,624
IDEXX Laboratories, Inc.(a)(b)	363,996	95,050,275
Masimo Corp.(a)	772,266	122,064,364
SmileDirectClub, Inc.(a)(b)	3,113,452	27,211,570
STERIS PLC	829,878	126,490,005
Teleflex, Inc.(b)	398,136	149,874,316
West Pharmaceutical Services, Inc.(b)	862,118	129,602,199

		755,253,353

Hotels, Restaurants & Leisure — 4.1%
Churchill Downs, Inc.	171,290	23,500,988
Domino’s Pizza, Inc.	66,165	19,437,954
Planet Fitness, Inc., Class A(a)	1,466,489	109,517,399
Vail Resorts, Inc.	342,284	82,089,972

		234,546,313

Interactive Media & Services — 2.3%
IAC/InterActiveCorp(a)	534,518	133,153,779

Security	Shares	Value

Internet & Direct Marketing Retail — 1.0%
MercadoLibre, Inc.(a)	102,838	$58,817,166

IT Services — 9.5%
Adyen NV(a)(c)	155,911	128,252,337
Gartner, Inc.(a)	749,651	115,521,219
InterXion Holding NV(a)	620,774	52,027,069
Jack Henry & Associates, Inc.	402,702	58,661,600
Okta, Inc.(a)(b)	1,021,616	117,863,838
Wix.com Ltd.(a)	644,848	78,916,498

		551,242,561

Leisure Products — 0.6%
Peloton Interactive, Inc. (Acquired 08/29/18, cost $11,165,755)(a)(d)	773,241	21,447,386
Peloton Interactive, Inc., Class A(a)(b)	530,241	15,058,844

		36,506,230

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.(a)(b)	1,315,388	39,356,409

Machinery — 2.6%
Dover Corp.	626,505	72,210,966
IDEX Corp.	440,521	75,769,612

		147,980,578

Pharmaceuticals — 1.4%
Catalent, Inc.(a)	1,468,324	82,666,641

Professional Services — 6.6%
CoStar Group, Inc.(a)	255,768	153,025,994
TransUnion	1,461,644	125,131,343
Verisk Analytics, Inc.(b)	696,313	103,987,383

		382,144,720

Semiconductors & Semiconductor Equipment — 5.6%
Cree, Inc.(a)(b)	1,366,406	63,059,637
Entegris, Inc.	2,006,511	100,506,136
Monolithic Power Systems, Inc.	432,229	76,945,407
Xilinx, Inc.	846,130	82,726,130

		323,237,310

Software — 14.2%
ANSYS, Inc.(a)(b)	380,423	97,924,684
Coupa Software, Inc.(a)(b)	506,510	74,077,087
Fair Isaac Corp.(a)	501,742	187,992,693
Paylocity Holding Corp.(a)(b)	427,708	51,675,681
RealPage, Inc.(a)(b)	1,257,166	67,572,672
Synopsys, Inc.(a)	1,052,144	146,458,445
Tyler Technologies, Inc.(a)(b)	404,065	121,227,581
Zendesk, Inc.(a)	967,274	74,122,207

		821,051,050

Total Common Stocks — 98.8% (Cost: $4,586,255,921)		5,714,147,548

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.4%

Internet & Direct Marketing Retail — 0.3%
Postmates, Inc., Series F (Acquired 01/08/19, cost $16,580,003)(a)(d)(e)	2,077,929	$17,787,072

Software — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $2,811,905)(a)(d)(e)	458,712	2,715,575

Total Preferred Stocks — 0.4% (Cost: $19,391,908)		20,502,647

Total Long-Term Investments — 99.2% (Cost: $4,605,647,829)		5,734,650,195

Security	Shares	Value

Short-Term Securities — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f)(h)	31,868,515	$31,868,515
SL Liquidity Series, LLC, Money Market Series, 1.80%(f)(g)(h)	200,932,946	200,973,132

Total Short-Term Securities — 4.0% (Cost: $232,816,742)		232,841,647

Total Investments — 103.2% (Cost: $4,838,464,571)		5,967,491,842

Liabilities in Excess of Other Assets — (3.2)%		(186,157,739)

Net Assets — 100.0%		$5,781,334,103

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $41,950,033, representing 0.7% of its net assets as of period end, and an original cost of $30,557,663.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	44,963,337	—	(13,094,822)	31,868,515	$31,868,515	$168,416		$65	$—
SL Liquidity Series, LLC, Money Market Series(b)	287,383,414	—	(86,450,468)	200,932,946	200,973,132	484,616	(c)	(2,023)	—
Tradeweb Markets, Inc., Class A(d)	2,306,843	124,312	(8,353)	2,422,802	112,296,873	184,547		(27,454)	21,825,103

					$345,138,520	$837,579		$(29,412)	$21,825,103

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$347,025,020	$—	$—	$347,025,020
Automobiles	102,456,182	—	—	102,456,182
Banks	65,536,834	—	—	65,536,834
Capital Markets	416,652,371	—	—	416,652,371
Commercial Services & Supplies	260,660,610	—	—	260,660,610
Communications Equipment	111,312,289	—	—	111,312,289
Diversified Consumer Services	121,615,119	—	—	121,615,119
Diversified Telecommunication Services	70,646,590	—	—	70,646,590
Electronic Equipment, Instruments & Components	119,691,416	—	—	119,691,416
Entertainment	381,108,060	—	—	381,108,060
Equity Real Estate Investment Trusts (REITs)	151,486,947	—	—	151,486,947
Health Care Equipment & Supplies	755,253,353	—	—	755,253,353
Hotels, Restaurants & Leisure	234,546,313	—	—	234,546,313
Interactive Media & Services	133,153,779	—	—	133,153,779
Internet & Direct Marketing Retail	58,817,166	—	—	58,817,166
IT Services	422,990,224	128,252,337	—	551,242,561
Leisure Products	15,058,844	21,447,386	—	36,506,230
Life Sciences Tools & Services	39,356,409	—	—	39,356,409
Machinery	147,980,578	—	—	147,980,578
Pharmaceuticals	82,666,641	—	—	82,666,641
Professional Services	382,144,720	—	—	382,144,720
Semiconductors & Semiconductor Equipment	323,237,310	—	—	323,237,310
Software	821,051,050	—	—	821,051,050
Preferred Stocks(a)	—	—	20,502,647	20,502,647
Short-Term Securities	31,868,515	—	—	31,868,515

Subtotal	$5,596,316,340	$149,699,723	$20,502,647	$5,766,518,710

Investments Valued at Net Asset Value (“NAV”)(b)				200,973,132

Total Investments				$5,967,491,842

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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